Earnings per share (basic and diluted) (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net Income attributable to owners of the Parent	R$ 3,589,416	R$ 2,076,430	R$ 1,080,484
Basic weighted average number of outstanding shares (in shares)	559,004	552,291	511,462
Basic earnings per share (in R$ per share)	R$ 6.4211	R$ 3.7597	R$ 2.1125
Share-based plan and treasury shares (in shares)	14,496	6,817	248
Diluted weighted average number of outstanding shares (in shares)	573,499	559,108	511,710
Diluted earnings per share (in R$ per share)	R$ 6.2588	R$ 3.7138	R$ 2.1115